Redeemable and Convertible Preferred Stock (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Series C [Member]
Summary of dividend amounts for each redeemable preferred stock
Redemption value, Beginning Balance	$ 34,807	$ 30,984
Accretion of preferred stock	1,763	3,823
Redemption value, Ending Balance	36,570	34,807
Series D [Member]
Summary of dividend amounts for each redeemable preferred stock
Redemption value, Beginning Balance	17,947	17,059
Accretion of preferred stock	(176)	888
Redemption value, Ending Balance	17,771	17,947
Series E [Member]
Summary of dividend amounts for each redeemable preferred stock
Redemption value, Beginning Balance	23,206
Conversion of investor notes and accrued interest		21,178
Accretion of preferred stock	4,622	2,028
Redemption value, Ending Balance	$ 27,828	$ 23,206